Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	62 Months Ended	91 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000011998 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 19,243	$ 19,243	$ 19,243	$ 19,243	$ 19,243	$ 17,449	$ 15,123	$ 17,968	$ 16,122	$ 14,261		$ 11,682	$ 12,360		$ 10,504	$ 9,795	$ 10,000
Average Annual Return, Percent	10.28%	6.18%			6.76%
C000011997 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	4.33%	4.78%			5.93%
C000011997 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 17,798	$ 17,798	17,798	17,798	$ 17,798	16,163	14,059	16,733	15,057	13,350		10,968	11,630		9,904	9,262	9,475
Average Annual Return, Percent	10.11%	5.92%			6.51%
C000088835 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	8.27%	5.13%			5.84%
C000088835 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 17,643	$ 17,643	17,643	17,643	$ 17,643	16,023	13,937	16,715	15,155	13,531		11,205	11,988		10,293	9,699	10,000
Average Annual Return, Percent	9.27%	5.13%			5.84%
C000051481 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 19,712	$ 19,712	19,712	19,712	$ 19,712	17,825	15,419	18,275	16,360	14,432		11,804	12,462		10,564	9,834	10,000
Average Annual Return, Percent	10.58%	6.43%			7.02%
C000082487 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 18,383	$ 18,383	18,383	18,383	$ 18,383	16,746	14,580	17,400	15,685	13,932		11,472	12,194		10,408	9,750	10,000
Average Annual Return, Percent	9.78%	5.70%			6.28%
C000012000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 22,196	$ 22,196	22,196	22,196	$ 22,196	19,470	16,341	19,708	16,983	14,900		11,852	12,811		10,550	9,771	10,000
Average Annual Return, Percent	14.00%	8.30%			8.30%
C000011999 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	7.66%	6.87%			7.44%
C000011999 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 20,500	$ 20,500	20,500	20,500	$ 20,500	18,042	15,173	18,351	15,842	13,931		11,119	12,047		9,942	9,231	9,475
Average Annual Return, Percent	13.63%	8.03%			8.02%
C000088838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	11.86%	7.22%			7.35%
C000088838 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 20,325	$ 20,325	20,325	20,325	$ 20,325	17,888	15,044	18,332	15,945	14,136		11,368	12,420		10,332	9,672	10,000
Average Annual Return, Percent	12.86%	7.22%			7.35%
C000051482 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 22,719	$ 22,719	22,719	22,719	$ 22,719	19,894	16,641	20,026	17,206	15,063		11,959	12,902		10,605	9,802	10,000
Average Annual Return, Percent	14.20%	8.57%			8.55%
C000082488 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 21,197	$ 21,197	21,197	21,197	$ 21,197	18,686	15,745	19,081	16,513	14,554		11,634	12,635		10,454	9,725	10,000
Average Annual Return, Percent	13.44%	7.81%			7.80%
C000012002 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,388	$ 16,388	16,388	16,388	$ 16,388	15,118	13,467	15,816	14,797	13,116		11,219	11,648		10,430	9,848	10,000
Average Annual Return, Percent	8.40%	4.56%			5.06%
C000012001 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	2.45%	3.18%			4.23%
C000012001 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,137	$ 15,137	15,137	15,137	$ 15,137	14,000	12,500	14,719	13,807	12,267		10,524	10,954		9,833	9,306	9,475
Average Annual Return, Percent	8.12%	4.30%			4.80%
C000088841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	6.36%	3.53%			4.15%
C000088841 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 15,013	$ 15,013	15,013	15,013	$ 15,013	13,886	12,398	14,715	13,905	12,446		10,772	11,300		10,229	9,744	10,000
Average Annual Return, Percent	7.33%	3.53%			4.15%
C000051483 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 16,787	$ 16,787	16,787	16,787	$ 16,787	15,441	13,712	16,065	14,999	13,254		11,322	11,728		10,484	9,872	10,000
Average Annual Return, Percent	8.71%	4.84%			5.32%
C000082489 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 15,663	$ 15,663	15,663	15,663	$ 15,663	14,503	12,977	15,313	14,391	12,802		11,014	11,486		10,337	9,790	10,000
Average Annual Return, Percent	8.00%	4.12%			4.59%
C000063261 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,551	$ 23,551	23,551	23,551	$ 23,551	20,223	16,573	20,388	17,256	15,031		11,886	12,965		10,553	9,754	10,000
Average Annual Return, Percent	16.46%	9.40%			8.94%
C000063260 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	10.04%	7.95%			8.09%
C000063260 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 21,769	$ 21,769	21,769	21,769	$ 21,769	18,744	15,402	18,993	16,112	14,072		11,158	12,196		9,957	9,224	9,475
Average Annual Return, Percent	16.14%	9.12%			8.67%
C000088844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.31%	8.30%			7.99%
C000088844 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 21,578	$ 21,578	21,578	21,578	$ 21,578	18,579	15,267	18,967	16,211	14,270		11,407	12,569		10,343	9,659	10,000
Average Annual Return, Percent	15.31%	8.30%			7.99%
C000063262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 24,119	$ 24,119	24,119	24,119	$ 24,119	20,661	16,897	20,724	17,497	15,206		12,004	13,064		10,615	9,790	10,000
Average Annual Return, Percent	16.74%	9.67%			9.20%
C000082490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 22,502	$ 22,502	22,502	22,502	$ 22,502	19,410	15,987	19,749	16,785	14,694		11,670	12,787		10,460	9,708	10,000
Average Annual Return, Percent	15.93%	8.90%			8.45%
C000089955 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,622	$ 20,622	20,622	20,622	$ 20,622	18,448	15,733	18,856	16,586	14,563		11,777	12,584		10,529	9,785	10,000
Average Annual Return, Percent	11.78%	7.21%			7.51%
C000089953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 19,063	$ 19,063	19,063	19,063	$ 19,063	17,102	14,617	17,567	15,483	13,636		11,052	11,845		9,930	9,248	9,475
Average Annual Return, Percent	5.62%	5.78%			6.66%
C000089953 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	11.47%	6.93%			7.24%
C000089954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	9.69%	6.14%			6.57%
C000089954 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 18,900	$ 18,900	18,900	18,900	$ 18,900	16,956	14,492	17,540	15,583	13,829		11,296	12,208		10,310	9,687	10,000
Average Annual Return, Percent	10.69%	6.14%			6.57%
C000089956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 21,120	$ 21,120	21,120	21,120	$ 21,120	18,846	16,035	19,161	16,813	14,730		11,887	12,677		10,585	9,817	10,000
Average Annual Return, Percent	12.06%	7.47%			7.76%
C000089952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 19,710	$ 19,710	19,710	19,710	$ 19,710	17,707	15,175	18,265	16,137	14,238		11,562	12,415		10,426	9,735	10,000
Average Annual Return, Percent	11.31%	6.72%			7.02%
C000089959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,172	$ 23,172	23,172	23,172	$ 23,172	20,061	16,582	20,143	17,127	14,982		11,855	12,911		10,558	9,763	10,000
Average Annual Return, Percent	15.51%	9.11%			8.77%
C000089957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	9.20%	7.69%			7.92%
C000089957 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 21,434	$ 21,434	21,434	21,434	$ 21,434	18,598	15,406	18,762	15,991	14,024		11,126	12,152		9,956	9,227	9,475
Average Annual Return, Percent	15.25%	8.86%			8.51%
C000089958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	13.38%	8.03%			7.83%
C000089958 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 21,247	$ 21,247	21,247	21,247	$ 21,247	18,436	15,271	18,740	16,099	14,227		11,375	12,518		10,337	9,657	10,000
Average Annual Return, Percent	14.38%	8.03%			7.83%
C000089960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 23,751	$ 23,751	23,751	23,751	$ 23,751	20,501	16,912	20,484	17,370	15,166		11,973	13,013		10,616	9,796	10,000
Average Annual Return, Percent	15.85%	9.39%			9.04%
C000089961 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 22,160	$ 22,160	22,160	22,160	$ 22,160	19,265	15,997	19,515	16,665	14,653		11,645	12,744		10,463	9,720	10,000
Average Annual Return, Percent	15.03%	8.62%			8.28%
C000089964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 23,774	$ 23,774	23,774	23,774	$ 23,774	20,326	16,636	20,474	17,289	14,973		11,838	12,928		10,547	9,748	10,000
Average Annual Return, Percent	16.97%	9.69%			9.05%
C000089962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	10.63%	8.25%			8.20%
C000089962 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 21,988	$ 21,988	21,988	21,988	$ 21,988	18,832	15,465	19,069	16,142	14,016		11,113	12,162		9,950	9,222	9,475
Average Annual Return, Percent	16.76%	9.42%			8.78%
C000089963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.82%	8.59%			8.10%
C000089963 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 21,785	$ 21,785	21,785	21,785	$ 21,785	18,658	15,322	19,040	16,247	14,212		11,354	12,535		10,332	9,652	10,000
Average Annual Return, Percent	15.82%	8.59%			8.10%
C000089965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 24,368	$ 24,368	24,368	24,368	$ 24,368	20,764	16,966	20,815	17,533	15,155		11,957	13,027		10,609	9,785	10,000
Average Annual Return, Percent	17.36%	9.96%			9.32%
C000089966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 22,702	$ 22,702	22,702	22,702	$ 22,702	19,487	16,026	19,808	16,810	14,622		11,615	12,745		10,450	9,700	10,000
Average Annual Return, Percent	16.50%	9.20%			8.54%
C000187070 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 20,310	$ 20,310	20,310	$ 20,310	$ 20,310	17,349	14,186	17,435	14,757	12,907		10,205	11,171	$ 10,000
Average Annual Return, Percent	17.07%	9.49%		9.79%
C000187068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	10.68%	8.04%		8.74%
C000187068 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 18,881	$ 18,881	18,881	$ 18,881	18,881	16,163	13,250	16,334	13,857	12,153		9,630	10,570	9,475
Average Annual Return, Percent	16.82%	9.21%		9.51%
C000187069 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.90%	8.39%		8.66%
C000187069 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 18,788	$ 18,788	18,788	$ 18,788	18,788	16,210	13,386	16,626	14,212	12,559		10,040	11,107	10,000
Average Annual Return, Percent	15.90%	8.39%		8.66%
C000187072 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 20,655	$ 20,655	20,655	$ 20,655	20,655	17,600	14,353	17,613	14,872	12,975		10,237	11,182	10,000
Average Annual Return, Percent	17.36%	9.74%		10.03%
C000187071 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 19,625	$ 19,625	19,625	$ 19,625	19,625	16,844	13,830	17,084	14,524	12,758		10,132	11,140	10,000
Average Annual Return, Percent	16.51%	8.99%		9.29%
C000213846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 16,518	$ 16,518	$ 16,518	$ 16,518	16,518	14,178	11,585	14,223	12,010	10,536	$ 10,000
Average Annual Return, Percent	16.50%	9.41%	10.19%
C000213845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Average Annual Return, Percent	10.19%	7.97%	8.78%
C000213845 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Account Value	$ 15,456	$ 15,456	$ 15,456	15,456	15,456	13,291	10,895	13,403	11,346	9,979	9,475
Average Annual Return, Percent	16.29%	9.15%	9.92%
C000213843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Average Annual Return, Percent	14.46%	8.33%	9.10%
C000213843 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Account Value	$ 15,689	$ 15,689	$ 15,689	15,689	15,689	13,588	11,222	13,920	11,867	10,518	10,000
Average Annual Return, Percent	15.46%	8.33%	9.10%
C000213844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 16,723	$ 16,723	$ 16,723	16,723	16,723	14,325	11,671	14,296	12,042	10,549	10,000
Average Annual Return, Percent	16.73%	9.65%	10.45%
C000213847 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R Shares
Account Value	$ 16,141	$ 16,141	$ 16,141	16,141	16,141	13,907	11,415	14,080	11,946	10,528	10,000
Average Annual Return, Percent	16.07%	8.92%	9.70%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560	$ 33,560	26,953	21,302	26,340	20,830	17,220	10,000	13,102	13,761	10,000	11,308	10,092	10,000
Average Annual Return, Percent	24.51%	14.28%	15.17%	14.19%	12.87%
Bloomberg U S Aggregate Bond S000004280 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)			1.35%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,432	$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,000	10,688	10,687	10,000	10,321	10,055	10,000
Average Annual Return, Percent	1.25%	(0.33%)	(0.24%)	1.04%	1.35%
LifePath Dynamic 2030 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2030 Fund Custom Benchmark
Account Value	$ 18,477	$ 18,477	$ 18,477	$ 18,477	$ 18,477	16,908	14,759	17,637	15,820	14,002		11,556	12,243		10,589	9,839	10,000
Average Annual Return, Percent	9.28%	5.70%			6.33%
LifePath Dynamic 2040 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2040 Fund Custom Benchmark
Account Value	$ 21,424	$ 21,424	21,424	21,424	$ 21,424	19,002	16,037	19,464	16,779	14,703		11,761	12,663		10,630	9,804	10,000
Average Annual Return, Percent	12.74%	7.82%			7.92%
Russell 1000 S000004280 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	24.51%	14.28%			12.87%
LifePath Dynamic Retirement Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic Retirement Fund Custom Benchmark
Account Value	$ 15,741	$ 15,741	15,741	15,741	$ 15,741	14,686	13,176	15,513	14,490	12,937		11,147	11,545		10,495	9,886	10,000
Average Annual Return, Percent	7.19%	4.00%			4.64%
LifePath Dynamic 2050 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2050 Fund Custom Benchmark
Account Value	$ 23,420	$ 23,420	23,420	23,420	$ 23,420	20,242	16,694	20,442	17,234	14,974		11,802	12,831		10,642	9,788	10,000
Average Annual Return, Percent	15.70%	9.36%			8.88%
LifePath Dynamic 2035 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2035 Fund Custom Benchmark
Account Value	$ 19,982	$ 19,982	19,982	19,982	$ 19,982	17,996	15,439	18,597	16,334	14,376		11,671	12,469		10,614	9,823	10,000
Average Annual Return, Percent	11.03%	6.81%			7.17%
LifePath Dynamic 2045 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2045 Fund Custom Benchmark
Account Value	$ 22,664	$ 22,664	22,664	22,664	$ 22,664	19,815	16,480	20,118	17,090	14,899		11,794	12,785		10,638	9,790	10,000
Average Annual Return, Percent	14.38%	8.75%			8.53%
LifePath Dynamic 2055 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2055 Fund Custom Benchmark
Account Value	$ 23,652	$ 23,652	23,652	23,652	$ 23,652	20,331	16,724	20,494	17,250	14,976		11,797	12,831		$ 10,642	$ 9,788	$ 10,000
Average Annual Return, Percent	16.33%	9.57%			8.99%
LifePath Dynamic 2060 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2060 Fund Custom Benchmark
Account Value	$ 20,450	$ 20,450	20,450	$ 20,450	$ 20,450	17,573	14,454	17,713	14,910	12,945		$ 10,197	$ 11,091	$ 10,000
Average Annual Return, Percent	16.37%	9.58%		9.89%
LifePath Dynamic 2065 Fund Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	LifePath Dynamic 2065 Fund Custom Benchmark
Account Value	$ 16,694	$ 16,694	$ 16,694	$ 16,694	$ 16,694	$ 14,346	$ 11,799	$ 14,460	$ 12,173	$ 10,569	$ 10,000
Average Annual Return, Percent	16.37%	9.57%	10.43%